Stock-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Assumptions Used to Determine Fair Value of Options Granted	The fair value of each NSR was estimated on its grant date using the Black-Scholes-Merton valuation model with weighted average assumptions as follows:

Risk-Free Interest Rate	1.84%
Expected Dividend Yield	0.72%
Expected Volatility (1)	24.72%
Expected Life (years)	5.75
(1)Expected volatility has been based on historical share volatility of the Company.

Summary of Options Outstanding and Exercisable
The following tables summarize information related to the NSRs:

	Number of Stock Options with Associated Net Settlement Rights	Weighted Average Exercise Price
For the year ended December 31, 2022	(thousands)	($)
Outstanding, Beginning of Year	27,233	13.06
Granted	2,031	19.94
Exercised	(11,599)	12.77
Forfeited	(258)	9.75
Expired	(3,058)	22.25
Outstanding, End of Year	14,349	12.38

	Outstanding			Exercisable
As at December 31, 2022	Number of Stock Options with Associated Net Settlement Rights	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Stock Options with Associated Net Settlement Rights	Weighted Average Exercise Price
Range of Exercise Price ($)	(thousands)	(Years)	($)	(thousands)	($)
5.00 to 9.99	5,234	4.88	8.76	1,474	8.94
10.00 to 14.99	6,229	3.80	12.01	4,280	12.13
15.00 to 19.99	2,834	4.26	19.71	919	19.36
20.00 to 24.99	52	6.69	22.37	—	—
	14,349	4.30	12.38	6,673	12.42
The following tables summarize the information related to the Cenovus replacement stock options:

	Number of Cenovus Replacement Stock Options	Weighted Average Exercise Price
For the year ended December 31, 2022	(thousands)	($)
Outstanding, Beginning of Year	12,256	15.21
Exercised	(6,145)	16.12
Forfeited	(186)	15.85
Expired	(2,458)	20.59
Outstanding, End of Year	3,467	9.99

	Outstanding			Exercisable
As at December 31, 2022	Number of Cenovus Replacement Stock Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Cenovus Replacement Stock Options	Weighted Average Exercise Price
Range of Exercise Price ($)	(thousands)	(Years)	($)	(thousands)	($)
3.00 to 4.99	2,065	1.63	3.54	742	3.54
5.00 to 9.99	124	1.36	6.06	59	6.06
10.00 to 14.99	14	0.47	12.88	14	12.88
15.00 to 19.99	594	1.04	18.35	594	18.35
20.00 to 24.99	524	0.20	21.77	524	21.77
25.00 to 29.99	146	0.58	27.88	146	27.88
	3,467	1.25	9.99	2,079	14.21
The following table summarizes the information related to the PSUs held by Cenovus employees:

Number of Performance Share Units
For the year ended December 31, 2022	(thousands)
Outstanding, Beginning of Year	7,163
Granted	3,226
Vested and Paid Out	(1,413)
Cancelled	(465)
Units in Lieu of Dividends	167
Outstanding, End of Year	8,678
The following table summarizes the information related to the RSUs held by Cenovus employees:

Number of Restricted Share Units
For the year ended December 31, 2022	(thousands)
Outstanding, Beginning of Year	6,025
Granted	3,161
Vested and Paid Out	(2,230)
Cancelled	(430)
Units in Lieu of Dividends	129
Outstanding, End of Year	6,655
The following table summarizes the information related to the DSUs held by Cenovus directors, officers and employees:

Number of Deferred Share Units
For the year ended December 31, 2022	(thousands)
Outstanding, Beginning of Year	1,256
Granted to Directors	161
Granted	316
Units in Lieu of Dividends	30
Redeemed	(257)
Outstanding, End of Year	1,506

Summary of Stock-Based Compensation
E) Total Stock-Based Compensation

For the years ended December 31,	2022	2021	2020
Stock Options With Associated Net Settlement Rights	15	14	11
Cenovus Replacement Stock Options	53	26	—
Performance Share Units	183	56	19
Restricted Share Units	100	48	23
Deferred Share Units	22	15	(4)
Stock-Based Compensation Expense (Recovery)	373	159	49
Stock-Based Compensation Costs Capitalized	—	8	16
Total Stock-Based Compensation	373	167	65